Subsequent Events	12 Months Ended
Dec. 31, 2017
Subsequent Events [Abstract]
Subsequent Events [Text Block]
16.	Subsequent Events

The Company has evaluated all other subsequent events through 29 March 2018, the date these consolidated financial statements were issued, and determined that there were no other subsequent events or transaction, apart from the above described events, that required recognition or disclosures in the financial statements.